Restructuring, Repositioning, And Efficiency	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring, Repositioning, And Efficiency

Note 27 – Restructuring, Repositioning, and Efficiency

Beginning in 2007, FHN conducted a company-wide review of business practices with the goal of improving its overall profitability and productivity. Such reviews continue throughout the organization. Since 2007, in order to redeploy capital to higher-return businesses, FHN exited or sold non-strategic businesses, eliminated layers of management, and consolidated functional areas.

Generally, restructuring, repositioning, and efficiency charges related to exited businesses are included in the non-strategic segment while charges related to corporate-driven actions are included in the corporate segment. Net charges recognized by FHN in 2013 related to restructuring, repositioning, and efficiency activities were $5.3 million. Of this amount, $3.8 million represent exit costs that were accounted for in accordance with the Exit of Disposal Cost Obligations Topic of the FASB Accounting Standards Codification (“ASC 420”). Significant expenses recognized in 2013 resulted from the following actions:

  Severance and other employee costs of $3.7 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Employee compensation, incentives, and benefits within noninterest expense.
  Expense of $2.2 million related to estimated costs for obligations associated with a definitive agreement to sell substantially all remaining legacy mortgage servicing which is reflected in Mortgage banking income.

During 2012, FHN recognized a net cost of $24.9 million related to restructuring, repositioning, and efficiency activities. Of this amount, $23.1 million represent exit costs that were accounted for in accordance with ASC 420. Significant expenses recognized in 2012 resulted from the following actions:

  Severance and other employee costs of $22.9 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Employee compensation, incentives, and benefits within noninterest expense.
  Expense of $2.6 million related to prior servicing sales which is reflected in Mortgage banking income.

Net charges recognized by FHN in 2011 related to restructuring, repositioning, and efficiency activities were $26.9 million. Of this amount, $18.6 million represented exit costs that were accounted for in accordance with ASC 420. Significant expenses recognized in 2011 resulted from the following actions:

  Severance and other employee costs of $16.6 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Employee compensation, incentives, and benefits within noninterest expense.
  Goodwill impairment of $10.1 million related to the contracted sale of FHI which is reflected in Income/(loss) from discontinued operations, net of tax.
  Gain on divestiture of $9.4 million relating to the sale of Msaver which is reflected in Income/(loss) from discontinued operations, net of tax.
  Loss of $9.0 million related to cancellation of a technology services contract which is reflected in All other expense.

Settlement of the obligations arising from current initiatives will be funded from operating cash flows. The effect of suspending depreciation on assets held-for-sale was immaterial to FHN's results of operations for all periods. Due to the broad nature of the actions being taken, substantially all components of expense have benefited from past efficiency initiatives and are expected to benefit from the current efficiency initiatives.

Activity in the restructuring and repositioning liability for the years ended December 31, 2013, 2012, and 2011 is presented in the following table, along with other restructuring and repositioning expenses recognized.

	2013		2012		2011
(Dollars in thousands)	Expense	Liability	Expense	Liability	Expense	Liability
Beginning balance	$-	$19,775	$-	$12,026	$-	$9,108
Severance and other employee related costs	3,691	3,691	22,897	22,897	16,614	16,614
Facility consolidation costs	131	131	46	46	1,909	1,909
Other exit costs, professional fees, and other	-	-	111	111	108	108
Total accrued	3,822	23,597	23,054	35,080	18,631	27,739
Payments related to:
Severance and other employee related costs		19,051		12,138		11,464
Facility consolidation costs		677		1,884		2,457
Other exit costs, professional fees, and other		-		15		111
Accrual reversals		743		1,268		1,681
Restructuring and repositioning reserve balance		$3,126		$19,775		$12,026

Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales	2,192		2,635		-
(Gains)/losses on divestitures	(1,000)		(865)		(11,361)
Impairment of premises and equipment	385		22		478
Impairment of intangible assets	-		-		10,100
Impairment of other assets	-		12		-
Other	(96)		-		9,040
Total other restructuring and repositioning expense	1,481		1,804		8,257
Total restructuring and repositioning charges	$5,303		$24,858		$26,888

FHN began initiatives related to restructuring in second quarter 2007. Consequently, the following table presents cumulative amounts incurred to date through December 31, 2013, for costs associated with FHN’s restructuring, repositioning, and efficiency initiatives:

(Dollars in thousands)	Total Expense
Severance and other employee related costs	$104,384
Facility consolidation costs	40,827
Other exit costs, professional fees, and other	19,165
Other restructuring and repositioning expense:
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	26,002
(Gains)/losses on divestitures	(718)
Impairment of premises and equipment	22,782
Impairment of intangible assets	48,231
Impairment of other assets	40,504
Other	7,478
Total restructuring and repositioning charges incurred to date as of December 31, 2013	$316,327